Note 6 - Revenues - Revenues by Product (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 220,826	$ 198,069	$ 1,011,477	$ 1,237,756
Trappsol Cyclo [Member]
Revenues	30,096	30,096	166,596	342,231
Trappsol HPB [Member]
Revenues	70,867	74,762	484,101	710,939
Trappsol Research [Member]
Revenues	65,852	61,025
Aquaplex [Member]
Revenues	52,560	29,455	116,806	17,760
Product and Service, Other [Member]
Revenues	$ 1,451	$ 2,731	$ 10,064	$ 35,844